Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expenses	$ 22.0	$ 19.3	$ 23.5
Document Fiscal Year Focus	2018
Tax benefit of stock-based compensation	$ 6.9	6.0	9.5
Tax benefit from exercise of stock options	$ 15.3	5.9	20.9
Shares reserved for future awards under stock-based compensation plans	14.6
2003 Long-Term Executive Compensation Plan
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Vesting period (in years), minimum	3 years
Nonvested Shares
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Fair value of shares vesting during period	$ 22.6	20.3	28.8
Unrecognized compensation cost	$ 30.5
Weighted-average period of recognition (years)	2 years
Stock Options
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Unrecognized compensation cost	$ 1.1
Weighted-average period of recognition (years)	2 years
Intrinsic value of options exercised	$ 18.9	$ 1.0	$ 11.7
Minimum | 2003 Long-Term Executive Compensation Plan
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Percentage of performance-based share units that ultimately vest	0.00%
Vesting period (in years), minimum	3 years
Maximum | 2003 Long-Term Executive Compensation Plan
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Percentage of performance-based share units that ultimately vest	250.00%
Stock Options For Management And Director
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Weighted average fair value (in dollars per share)	$ 5.02	$ 3.31	$ 5.28